Average Annual Total Returns (Vanguard Mid-Cap Growth Fund Retail)	Vanguard Mid-Cap Growth Fund Vanguard Mid-Cap Growth Fund - Investor Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard Mid-Cap Growth Fund Vanguard Mid-Cap Growth Fund - Investor Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Mid-Cap Growth Fund Vanguard Mid-Cap Growth Fund - Investor Shares 11/1/2013 - 10/31/2014	Russell Midcap Growth Index Vanguard Mid-Cap Growth Fund Vanguard Mid-Cap Growth Fund - Investor Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.86%	7.36%	8.27%	11.90%
Five Years	16.43%	14.71%	13.02%	16.94%
Ten Years	9.70%	8.48%	7.76%	9.43%